SCHEDULE OF ACCRUED WARRANTY EXPENSE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Beginning balance	$ 17,699	$ 15,694	$ 13,742
Provision for warranty expense	38,898	63,980	71,734
Charges applied to warranty reserve	(44,982)	(61,975)	(69,782)
Ending balance	$ 11,615	$ 17,699	$ 15,694